Employee future benefits	12 Months Ended
Dec. 31, 2022
Employee future benefits
Employee future benefits	Employee future benefits
Defined contribution pension plans
We have a number of defined contribution retirement plans providing pension and other post-employment benefits to our employees. Employees in most of our foreign subsidiaries are covered by government mandated, defined contribution plans. Employees generally become eligible to participate in these plans after six months of employment and the Company may make discretionary contributions under the plans.
We offer defined contribution pension plans in certain regions, which are contributory and generally voluntary, and these are the pension plans that we sponsor and are available to our employees. Generally, employees can make contributions up to a maximum amount, and we matched up to 100% of the contributions based on plan limits. See Note 5—Salaries and benefits for defined contribution pension expense included in Salaries & benefits in the consolidated statements of income and comprehensive income.
Defined benefit pension plans
We have a small number of Canadian employees who participate in a TELUS Corporation defined benefit plan, and the associated cost related to TELUS International employees is charged to us by TELUS Corporation. For the years ended December 31, 2022, 2021 and 2020, we recognized defined benefit pension expense of $2 million, $1 million and $nil included in Salaries & benefits in the consolidated statements of income and comprehensive income.
In addition, we have non-contributory supplementary retirement benefit plans, which have the effect of maintaining the earned pension benefit once the allowable maximums in the registered plans are attained. As is common with non-registered plans of this nature, these plans are typically funded only as benefits are paid. For the years ended December 31, 2022, 2021 and 2020, we recognized defined benefit pension expense included in Salaries & benefits of $nil, $1 million and $1 million, respectively. As at December 31, 2022, 2021 and 2020, our recognized pension obligation was $9 million, $11 million and $15 million, respectively, included in Other long-term liabilities in the consolidated statement of financial position.